CREDIT FROM BANKING INSTITUTIONS (Schedule of Short Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term loans - linked to the Mexican Pezo	$ 138	$ 206
Current maturities of long-term loan and credit line utilized (Note 10B)	217	11,639
Credit from banking institutions	$ 355	$ 11,845